SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Origination and servicing expense, Sales and marketing expenses, Government grant and Value added taxes (VAT) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Cash reward	¥ 23,900	¥ 13,100	¥ 14,700
Advertising and marketing related expenses	1,803,243	859,386	2,725,812
Government grants received	¥ 17,783	¥ 74,449	¥ 128,147
Product Concentration Risk | Total revenues | Financial institution partners
Product Information [Line Items]
Percent of total revenues generated by a major funding institution	10.00%	10.00%	10.00%
Consolidated Trusts
Product Information [Line Items]
VAT rate (as a percent)	3.00%
Other Entities
Product Information [Line Items]
VAT rate (as a percent)	6.00%